Long-Term Debt, Long-Term Debt (Details) € in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 USD ($)
Presented [Abstract]
Current portion of long-term debt, net of deferred finance costs	$ 3,927,308		$ 5,637,620
Non-Current portion of long-term debt, net of deferred finance costs	41,353,580		64,992,597
Nonrelated Party [Member]
Loan Facilities [Abstract]
Long-term debt	45,732,071		71,597,671
Less: Deferred financing costs	(451,183)		(967,454)
Total long-term debt, net of deferred finance costs	45,280,888		70,630,217
Presented [Abstract]
Current portion of long-term debt	4,058,990		5,886,012
Less: Current portion of deferred finance costs	(131,682)		(248,392)
Current portion of long-term debt, net of deferred finance costs	3,927,308		5,637,620
Long-term debt, non-current	41,673,081		65,711,659
Less: Non-Current portion of deferred finance costs	(319,501)		(719,062)
Non-Current portion of long-term debt, net of deferred finance costs	41,353,580		64,992,597
$50.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	50,000,000
Long-term debt	25,800,000		50,000,000
5.0 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount | €		€ 5,000
Long-term debt	3,992,380		4,705,240
16.2 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount | €		16,200
Long-term debt	14,302,977		15,155,723
1.72 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount | €		€ 1,720
Long-term debt	$ 1,636,714		$ 1,736,708